Fair Value Measurements (Estimated Fair Values of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing deposits with banks	$ 110	$ 58
Federal funds sold	729
Interest bearing time deposits with banks	3,290	350
Investment securities available for sale	141,953	153,824
Restricted investment in bank stock	2,441	3,104
Non-interest bearing deposits	126,057	115,911
Interest bearing deposits	395,665	361,757
Short-term borrowings with Federal Home Loan Bank	14,511	21,769	$ 32,196
Long-term debt	15,000	25,000
Other interest bearing liabilities	1,596	1,593
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	15,617	9,839
Interest bearing deposits with banks	110	58
Federal funds sold	729
Interest bearing time deposits with banks	3,290	350
Investment securities available for sale	141,953	153,824
Restricted investment in bank stock	2,441	3,104
Loans, net of allowance for loan losses	414,597	380,965
Mortgage servicing rights	200	225
Accrued interest receivable	1,681	1,582
Non-interest bearing deposits	126,057	115,911
Interest bearing deposits	395,665	361,757
Securities sold under agreements to repurchase	2,911	9,769
Short-term borrowings with Federal Home Loan Bank	11,600	12,000
Long-term debt	15,000	25,000
Other interest bearing liabilities	1,596	1,593
Accrued interest payable	289	300
Commitments to extend credit
Letters of credit
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks	15,617	9,839
Interest bearing deposits with banks	110	58
Federal funds sold	729
Interest bearing time deposits with banks	3,290	350
Investment securities available for sale	141,953	153,824
Restricted investment in bank stock	2,441	3,104
Loans, net of allowance for loan losses	415,195	372,906
Mortgage servicing rights	200	225
Accrued interest receivable	1,681	1,582
Non-interest bearing deposits	126,057	115,911
Interest bearing deposits	395,226	361,468
Securities sold under agreements to repurchase	2,911	9,769
Short-term borrowings with Federal Home Loan Bank	11,600	12,000
Long-term debt	14,958	24,885
Other interest bearing liabilities	1,597	1,595
Accrued interest payable	289	300
Commitments to extend credit
Letters of credit